Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Oct. 16, 2023	Aug. 31, 2016	Jul. 31, 2013	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000015937
Account Value [Line Items]
Line Graph and Table Measure Name			Champlain Small Company Fund, Advisor Shares
C000173316
Account Value [Line Items]
Line Graph and Table Measure Name		Champlain Small Company Fund, Institutional Shares
C000065363
Account Value [Line Items]
Line Graph and Table Measure Name			Champlain Mid Cap Fund, Advisor Shares
C000096284
Account Value [Line Items]
Line Graph and Table Measure Name			Champlain Mid Cap Fund, Institutional Shares
C000245657
Account Value [Line Items]
Line Graph and Table Measure Name	Champlain Strategic Focus Fund, Institutional Shares
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 ™ Index (USD)
Account Value			$ 10,000	$ 31,475	$ 32,904	$ 26,123	$ 32,333	$ 25,731	$ 21,712	$ 19,572	$ 18,283	$ 15,708	$ 13,526	$ 12,950	$ 11,637
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 ™ Index (USD)
Account Value		$ 1,000,000		3,147,478	2,094,674	1,663,009	2,058,356	1,638,022	1,382,163	1,245,982	1,163,925	1,000,000
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 ™ Index (USD)
Account Value			$ 10,000	31,475	32,904	26,123	32,333	25,731	21,712	19,572	18,283	15,708	13,526	12,950	11,637
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 ™ Index (USD)
Account Value			$ 1,000,000	3,147,478	3,290,393	$ 2,612,318	$ 3,233,344	$ 2,573,067	$ 2,171,154	$ 1,957,235	$ 1,828,338	$ 1,570,838	$ 1,352,596	$ 1,295,033	$ 1,163,719
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 ™ Index (USD)
Account Value	$ 1,000,000			$ 1,251,914	$ 1,102,449